Consolidated Statements of Changes in Equity Statement $ in Thousands, $ in Thousands	USD ($) shares	CAD ($) shares	Flow Through Financing, One USD ($)	St Andrews Goldfields USD ($)	Newmarket Gold Inc USD ($)	Share Capital USD ($) shares	Share Capital Flow Through Financing, One USD ($) shares	Share Capital St Andrews Goldfields USD ($) shares	Share Capital Newmarket Gold Inc USD ($) shares	Equity portion of convertible debentures USD ($)	Share based payments and other reserves USD ($)	Share based payments and other reserves St Andrews Goldfields USD ($)	Share based payments and other reserves Newmarket Gold Inc USD ($)	Foreign currency translation USD ($)	Investment revaluation USD ($)	(Accumulated Deficit)/ Retained earnings USD ($)
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2015 | shares						170,433,000
Shareholders' equity, beginning balance at Dec. 31, 2015	$ 225,865					$ 288,556				$ 15,674	$ 25,215			$ (72,912)	$ 0	$ (30,668)
Changes in equity [abstract]
Acquisitions of Newmarket Gold, net of share issue costs of $162, and St Andrew Goldfields (in shares) | shares								70,249,000	178,492,000
Acquisitions of Newmarket Gold, net of share issue costs of $162, and St Andrew Goldfields				$ 114,775	$ 501,940			$ 112,706	$ 477,878			$ 2,069	$ 24,062
Flow through share issuance, net of issue costs (in shares) | shares							2,897,000
Flow through share issuance, net of issue costs			$ 12,794				$ 12,794
Exercise of share options, including transfer from reserves (in shares) | shares						4,542,000
Exercise of share options, including transfer from reserves	5,786					$ 8,455					(2,669)
Share based payments expense	1,319										1,319
Consolidation of shares (in shares) | shares						(223,581,000)
Foreign currency translation	988													988
Unrealized gain on available for sale investments, net of tax	340														340
Net earnings	$ 42,107															42,107
Shareholders' equity, ending balance (in shares) at Dec. 31, 2016 | shares	203,031,934	203,031,934				203,032,000
Shareholders' equity, ending balance at Dec. 31, 2016	$ 905,914					$ 900,389				15,674	49,996			(71,924)	340	11,439
Changes in equity [abstract]
Share based payments expense	2,122										2,122
Exercise of share options and other equity based instruments, including transfer from reserves (in shares) | shares						7,351,000
Exercise of share options and warrants, including transfer from reserves	17,002					$ 42,562					(25,560)
Share issuance (in shares) | shares						1,500,000
Share issuance	10,686					$ 10,686
Convertible debentures (in shares) | shares						4,505,000
Redemption of convertible debentures	48,580					$ 57,690				(15,674)	6,564
Foreign currency translation	86,866													86,866
Reclassification of foreign currency translation reserve to net earnings	(5,968)													(5,968)
Unrealized gain on available for sale investments, net of tax	27,557														27,557
Realized gain on sale of JDS Silver, net of tax	(793)														(793)
Dividends declared	$ (6,653)															(6,653)
Share repurchases (in shares) | shares	(5,443,400)	(5,443,400)				(5,443,000)
Share repurchases	$ (60,143)	$ (76,536)				$ (60,143)
Unrealized gain on available for sale investments, net of tax	26,764
Net earnings	$ 132,426															132,426
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017 | shares	210,944,884	210,944,884				210,945,000
Shareholders' equity, ending balance at Dec. 31, 2017	$ 1,157,596					$ 951,184				$ 0	$ 33,122			$ 8,974	$ 27,104	$ 137,212